BALANCE SHEETS (Parenthetical) - ₪ / shares shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 15	₪ 15
Ordinary shares, authorized	150,000	150,000
Ordinary shares, issued	93,071	82,144
Ordinary shares, outstanding	92,985	82,058
Treasury stock, shares	86	86